Commitment (Details)	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 79,673
2021	79,673
2022	79,673
2023	79,673
2024	79,673
Thereafter	298,773
Total	$ 697,138